Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000254728 | 38141W273 | Goldman Sachs Financial Square Government Fund, Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000254728 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000254728 | 48251W104 | KKR & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000254728 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000254728 | 369604301 | GE Aerospace Company
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000254728 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000254728 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000254728 | 458140100 | Intel Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000254728 | 883556102 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000254728 | 43849R105 | Honeywell Aerospace Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000254728 | Consumer Discretionary023135106
Holdings [Line Items]
Percent of Total Investments	84.30%
C000254728 | Cash & Equivalent38141W273
Holdings [Line Items]
Percent of Total Investments	15.70%
C000254728 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000254728 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000254728 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000254728 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000254728 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000254728 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000254728 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000254728 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000254728 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000254728 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000232649 | 38141W273 | Goldman Sachs Financial Square Government Fund, Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000232649 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000232649 | 48251W104 | KKR & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000232649 | 369604301 | GE Aerospace Company
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000232649 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000232649 | 458140100 | Intel Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000232649 | 883556102 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000232649 | 43849R105 | Honeywell Aerospace Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000232649 | 79466L302 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000232649 | 084670108 | Berkshire Hathaway, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000232649 | Cash & Equivalent38141W273
Holdings [Line Items]
Percent of Total Investments	12.00%
C000232649 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000232649 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000232649 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000232649 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000232649 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000232649 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000232649 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000232649 | Technology
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000232649 | Communications02079K107
Holdings [Line Items]
Percent of Total Investments	88.00%